Leases - Movements in right-of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Balance at the beginning	$ 516	$ 1,033
Additions, net	85,036	34
Depreciation expense	(3,556)	(551)
Balance at the end	81,996	516
Vessels
Leases
Additions, net	84,761
Depreciation expense	(3,110)
Balance at the end	81,651
Vessels' equipment
Leases
Balance at the beginning	516	1,033
Additions, net	275	34
Depreciation expense	(446)	(551)
Balance at the end	$ 345	$ 516